Organization and Principal Activities	12 Months Ended
Dec. 31, 2010
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Suntech Power Holdings Co., Ltd. (“Suntech Power”) was incorporated in the Cayman Islands under the laws of the Cayman Islands on August 8, 2005. On December 14, 2005, the Company became listed on the New York Stock Exchange (“NYSE”) in the United States.

Suntech Power and its subsidiaries (collectively the “Company”) are principally engaged in the design, development, manufacturing and marketing of photovoltaic (“PV”) products and also provide engineering, procurement and construction services to building solar power systems using its own solar modules for certain related party and third party customers.

The following table sets forth information concerning Suntech Power’s major subsidiaries as of December 31, 2010:

	Date of	Date of	Place of	Percentage of
Subsidiary	Acquisition	Incorporation	Incorporation	Ownership

Power Solar System Co., Ltd.	N/A	June 23, 2000	BVI	100%
Wuxi Suntech Power Co., Ltd. (“Wuxi Suntech”)	N/A	January 22, 2001	PRC	100%
Luoyang Suntech Power Co., Ltd. (“Luoyang Suntech”)	N/A	October 16, 2005	PRC	88%
Suntech America, Inc. (“Suntech America”)	N/A	July 5, 2006	USA	100%
Suntech Power Japan Corporation (“Suntech Japan”), previously MSK Corporation	August 11, 2006	July 1, 1967	Japan	100%
Suntech Power Co., Ltd. (“Shanghai Suntech”)	N/A	November 28, 2006	PRC	100%
Shenzhen Suntech Power Co., Ltd. (“Shenzhen Suntech”)	N/A	February 7, 2007	PRC	95%
Suntech Energy Engineering Co., Ltd. (“SEE”)	N/A	July 4, 2007	PRC	100%
Suntech Power Investment Pte. Ltd. (“Suntech Singapore”)	N/A	October 8, 2007	Singapore	100%
Suntech Power International Ltd, Zurich (“Suntech Swiss”)	N/A	October 18, 2007	Switzerland	100%
Bright Path Holdings Limited (“Bright Path”)	N/A	August 8, 2008	BVI	100%
KSL-Kuttler Automation Systems GmbH (“Kuttler”)	April 02, 2009	March 26, 1992	Germany	100%
Kuttler Automation Systems (Suzhou) Co., Ltd.	April 02, 2009	January 21, 2002	PRC	100%
Yangzhou Suntech Power Co. Ltd. (“YZ Suntech”)	N/A	July 11, 2008	PRC	100%
Wuxi Sun-leader PV Equipment Co., Ltd. (“Wuxi Sun-leader”)	N/A	November 25, 2010	PRC	60%
Yangzhou Rietech Renewal Energy Company (“YZ Rietech”)	December 31, 2010	June 17, 2010	PRC	100%
Zhenjiang Ren De New Energy Science Technology Co., Ltd. (“ZJ Ren De”)	December 31, 2010	September 3, 2010	PRC	100%
Zhenjiang Rietech New Energy Science Technology Co., Ltd. (“ZJ Rietech”)	December 31, 2010	November 19, 2010	PRC	100%